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                                    MAS Funds

                             Mid Cap Value Portfolio
                            Small Cap Value Portfolio

Supplement dated January 16, 1997 to the Institutional Class Prospectus dated January 30, 1996 (As Supplemented through December 20, 1996); and to the Investment Class Prospectus dated January 30, 1996 (As Revised April 30, 1996 and Supplemented through December 20, 1996).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus with respect to the Mid Cap Value and Small Cap Value Portfolios. Unless otherwise indicated in this supplement, defined terms have the same meaning as in the Prospectus.

The Portfolio Management section is hereby amended to remove Gary D. Haubold as a member of the management team for the Mid Cap Value and Small Cap Value Portfolios.


                       PLEASE RETAIN FOR FUTURE REFERENCE

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                                    MAS Funds

                                 Value Portfolio

Supplement dated January 16, 1997 to the Institutional Class Prospectus dated January 30, 1996 (As Supplemented through December 20, 1996); to the Investment Class Prospectus dated January 30, 1996 (As Revised April 30, 1996 and Supplemented through December 20, 1996); and to the Adviser Class Prospectus dated January 30, 1996 (As Supplemented through September 4, 1996).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus with respect to the Value Portfolio. Unless otherwise indicated in this supplement, defined terms have the same meaning as in the Prospectus.

The Portfolio Management section is hereby amended to reflect that Nicholas J. Kovich has replaced A. Morris Williams, Jr. as a member of the Value Portfolio management team. Mr. Kovich joined MAS in 1988. He assumed responsibility for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                   MAS Funds

                         International Equity Portfolio

Supplement dated January 16, 1997 to the Institutional Class Prospectus dated January 30, 1996 (As Supplemented through December 20, 1996); and to the Investment Class Prospectus dated January 30, 1996 (As Revised April 30, 1996 and Supplemented through December 20, 1996).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus with respect to the International Class Portfolio. Unless otherwise indicated in this supplement, defined terms have the same meaning as in the Prospectus.

The Portfolio Management section is hereby amended to remove Dean Williams as a member of the management team for the International Equity Portfolio.

                       PLEASE RETAIN FOR FUTURE REFERENCE